Stock Incentive Plans - Additional Stock Option Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Shares	9,180,668	7,681,256	7,408,977	7,566,438	5,493,079
Options, Weighted Average Exercise Price (in dollars per share)	$ 3.46	$ 3.03	$ 2.76	$ 2.74	$ 2.67
Outstanding, Weighted Average Contractual Term (in years)	7 years 4 months 13 days	7 years 18 days
Outstanding, Aggregate Intrinsic Value	$ 18,023	$ 21,710
Exercisable, Shares	4,750,021	4,452,274	3,584,416	3,304,981
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 3.18	$ 3.17	$ 3.14	$ 3.09
Exercisable, Weighted Average Contractual Term (in years)	5 years 11 months 1 day	5 years 10 months 13 days
Exercisable, Aggregate Intrinsic Value	$ 11,466	$ 12,887
Expected to vest, Shares	8,549,361	7,258,603
Expected to vest, Weighted Average Exercise Price (in dollars per share)	$ 3.42	$ 3.04
Expected to vest, Weighted Average Contractual Term (in years)	7 years 2 months 26 days	6 years 11 months 12 days
Expected to vest, Aggregate Intrinsic Value	$ 17,241	$ 20,574